FINANCIAL INCOME, NET	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
FINANCIAL INCOME, NET
NOTE 16:-	FINANCIAL INCOME, NET

	Year ended December 31,
	2022	2023	2024

Bank charges and other	$(269)	$(359)	$(1,407)
Exchange rate income (loss), net	1,564	1,567	(2,131)
Interest income and gains (losses) from investment in privately held companies	17,117	55,002	58,418
Amortization of debt issuance costs	(2,980)	(2,996)	(2,660)
Change in fair value of derivative assets	-	-	4,618

Financial income, net	$15,432	$53,214	$56,838